Financial Instruments (Derivatives Designated As Fair-Value Hedges) (Details) - Interest Expense [Member] - Interest Rate Swap [Member] - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 0	$ (1)
Amount of Gain or (Loss) Recognized in Earnings on Hedged Items	$ 0	$ 1